UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05181

Morgan Stanley Equally Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	June 30, 2008

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended June 30, 2008

Total Return for the 12 Months Ended June 30, 2008+
Class A	Class B	Class C	Class I++	S&P Equal Weight Index[1]	Lipper Multi-Cap Core Funds Index[2]
–17.31%	–17.96%	–17.89%	–17.11%	–16.88%	–12.67%

+  Share classes listed above represent classes with the full 12 month period total returns to report. Class R and Class W shares commenced operations on March 31, 2008 and therefore are not listed on the table above.

++ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The 12-month period ended June 30, 2008 was a period of slow growth for the U.S. economy. The housing market downturn, rising unemployment and tightening in credit conditions have affected all segments of the economy. Consumer expectations also declined, notwithstanding the effect of tax rebates widely considered to be temporary. In this environment, major global stock markets retreated in the last 12 months, with most markets posting double-digit declines.

Complicating the economic picture is the fact that the soft economy is accompanied by rising prices for commodities, particularly food and energy. Concerns about the economy have until recently kept the Federal Reserve (the "Fed") focused on supporting growth. However, as global inflation risk is emerging as a serious threat (inflation is even higher in emerging economies), the Fed has expressed its concern about rising inflation expectations, indicating a shift of stance, while the European Central Bank raised interest rates in an attempt to keep inflation there in check. All said, several economic indicators held up quite well, with U.S. real gross domestic product (GDP) growth estimated to have grown at an annualized rate slightly above one percent in the second quarter of 2008.

Performance Analysis

Class A, B, C and I shares of Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P Equal Weight Index and the Lipper Multi-Cap Core Funds Index for the 12 months ended June 30, 2008, assuming no deduction of applicable sales charges.

Amid market turmoil, energy was the best performing sector for the Fund and the S&P Equal Weight Index during the 12-month period. Energy prices continued to soar, supporting huge profits for many energy companies, which in turn commanded significant investor attention for energy stocks. The worst performing sectors were financials, consumer discretionary and telecommunications services, as well as information technology, all with double-digit negative returns. The credit crunch and continuing downgrade of financial companies continued to impact the financial sector, where the full extent of losses remains unclear. At the same time, higher unemployment and declining consumer confidence with no sign of stabilization in

U.S. housing led to the negative performance of consumer-oriented stocks.

Other performance trends within the Fund and the S&P Equal Weight Index during the period included the underperformance of value stocks within the large- and mid-capitalization segments, as investors were looking for the larger, higher-quality companies (many of which are classified as growth stocks) in an environment of slowing economic growth. On an individual stock basis, the highest returning holdings in the overall portfolio were dominated by energy stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 06/30/08
Sprint Nextel Corp.	0.2%
Eastman Kodak Co.	0.2
CenturyTel, Inc.	0.2
Weatherford International Ltd. (Bermuda)	0.2
Jabil Circuit, Inc.	0.2
Barr Pharmaceuticals Inc.	0.2
Peabody Energy Corp.	0.2
Murphy Oil Corp.	0.2
Forest Laboratories, Inc.	0.2
King Pharmaceuticals, Inc.	0.2
TOP FIVE INDUSTRIES as of 06/30/08
Electric Utilities	5.5%
Medical Specialties	3.5
Real Estate Investment Trusts	2.6
Semiconductors	2.5
Major Banks	2.5

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor's® 500 Composite Stock Price Index ("S&P 500"). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 50 percent of the S&P 500's value; however, these same 50 companies represent roughly 10 percent of the Fund's value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended June 30, 2008
Symbol	Class A Shares* (Since 07/28/97) VADAX	Class B Shares** (Since 12/01/87) VADBX	Class C Shares† (Since 07/28/97) VADCX	Class I Shares†† (Since 07/28/97) VADDX	Class R Shares# (Since 03/31/08) VADRX	Class W Shares## (Since 03/31/08) VADWX
1 Year	(17.31)%[3] (21.65)[4]	(17.96)%[3] (21.65)[4]	(17.89)%[3] (18.62)[4]	(17.11)%[3] —	— —	— —
5 Years	9.18[3] 8.01[4]	8.36[3] 8.07[4]	8.39[3] 8.39[4]	9.45[3] —	— —	— —
10 Years	6.04[3] 5.47[4]	5.42[3] 5.42[4]	5.26[3] 5.26[4]	6.29[3] —	— —	— —
Since Inception	6.96[3] 6.43[4]	10.90[3] 10.90[4]	6.18[3] 6.18[4]	7.21[3] —	(2.63)%[3] —	(2.57)%[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I (formerly Class D) has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Standard & Poor's Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on June 30, 2008.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 – 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class A
Actual (–11.27% return)	$1,000.00	$887.30	$2.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.83	$3.07
Class B
Actual (–11.62% return)	$1,000.00	$883.80	$6.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.82
Class C
Actual (–11.57% return)	$1,000.00	$884.30	$6.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.62
Class I@@
Actual (–11.15% return)	$1,000.00	$888.50	$1.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.07	$1.81
Class R@@@
Actual (–2.63% return)	$1,000.00	$973.70	$3.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.83	$3.07
Class W@@@
Actual (–2.57% return)	$1,000.00	$974.30	$2.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.23	$2.66

  @  Expenses are equal to the Fund's annualized expense ratios of 0.61%, 1.36%, 1.32%, 0.36%, 0.86% and 0.71% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) for Class A, B, C and I shares and multiplied by 91/365 (to reflect the actual days in the period for the actual example) for Class R and W shares.

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008. Returns listed represent the period from March 31, 2008 through June 30, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that the Adviser is evaluating various strategic alternatives to improve performance. The Board concluded that it would continue to monitor the Fund's performance.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser's affiliates have ownership interests and/or board seats. The Board concluded that the fall-out benefits were relatively small and noted that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (99.9%)
	Advertising/Marketing Services (0.4%)
366,342	Interpublic Group of Companies, Inc. (The) (a)	$3,150,541
71,790	Omnicom Group, Inc.	3,221,935
		6,372,476
	Aerospace & Defense (1.8%)
43,624	Boeing Co.	2,866,969
38,691	General Dynamics Corp.	3,257,782
63,433	Goodrich Corp.	3,010,530
34,887	L-3 Communications Holdings, Inc.	3,170,182
32,409	Lockheed Martin Corp.	3,197,472
47,454	Northrop Grumman Corp.	3,174,673
29,924	Precision Castparts Corp.	2,883,776
57,144	Raytheon Co.	3,216,064
65,766	Rockwell Collins, Inc.	3,154,137
		27,931,585
	Agricultural Commodities/ Milling (0.2%)
101,257	Archer-Daniels-Midland Co.	3,417,424
	Air Freight/Couriers (0.8%)
56,184	C.H. Robinson Worldwide, Inc.	3,081,130
77,112	Expeditors International of Washington, Inc.	3,315,816
41,073	FedEx Corp.	3,236,142
49,842	United Parcel Service, Inc. (Class B)	3,063,787
		12,696,875
	Airlines (0.2%)
234,449	Southwest Airlines Co.	3,057,215
	Aluminum (0.2%)
88,594	Alcoa, Inc.	3,155,718
	Apparel/Footwear (1.2%)
106,267	Coach, Inc. (a)	3,068,991
221,128	Jones Apparel Group, Inc.	3,040,510
206,883	Liz Claiborne, Inc.	2,927,394
49,574	Nike, Inc. (Class B)	2,955,106

NUMBER OF SHARES		VALUE
51,359	Polo Ralph Lauren Corp.	$3,224,318
47,434	V.F. Corp.	3,376,352
		18,592,671
	Apparel/Footwear Retail (1.0%)
49,001	Abercrombie & Fitch Co. (Class A)	3,071,383
189,574	Gap, Inc. (The)	3,160,198
181,663	Limited Brands, Inc.	3,061,021
97,929	Nordstrom, Inc.	2,967,249
101,880	TJX Companies, Inc. (The)	3,206,164
		15,466,015
	Auto Parts: O.E.M. (0.4%)
35,404	Eaton Corp.	3,008,278
107,404	Johnson Controls, Inc.	3,080,347
		6,088,625
	Automotive Aftermarket (0.2%)
162,638	Goodyear Tire & Rubber Co. (The) (a)	2,899,836
	Beverages: Alcoholic (0.8%)
54,526	Anheuser-Busch Companies, Inc.	3,387,155
43,602	Brown-Forman Corp. (Class B)	3,295,003
167,075	Constellation Brands Inc. (Class A) (a)	3,318,110
59,994	Molson Coors Brewing Co. (Class B)	3,259,474
		13,259,742
	Beverages: Non-Alcoholic (0.8%)
61,648	Coca-Cola Co. (The)	3,204,463
180,276	Coca-Cola Enterprises Inc.	3,118,775
110,637	Pepsi Bottling Group, Inc. (The)	3,088,985
50,830	PepsiCo, Inc.	3,232,280
		12,644,503

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.3%)
73,236	Amgen Inc. (a)	$3,453,810
57,026	Biogen Idec Inc. (a)	3,187,183
55,523	Celgene Corp. (a)	3,546,254
47,998	Genzyme Corp. (a)	3,456,816
60,455	Gilead Sciences, Inc. (a)	3,201,092
46,092	Millipore Corp. (a)	3,127,803
		19,972,958
	Broadcasting (0.2%)
93,342	Clear Channel Communications, Inc.	3,285,638
	Building Products (0.2%)
198,682	Masco Corp.	3,125,268
	Cable/Satellite TV (0.4%)
167,923	Comcast Corp. (Class A)	3,185,499
121,086	DIRECTV Group, Inc. (The) (a)	3,137,338
		6,322,837
	Casino/Gaming (0.2%)
112,826	International Game Technology	2,818,393
	Chemicals: Agricultural (0.2%)
23,638	Monsanto Co.	2,988,789
	Chemicals: Major Diversified (1.0%)
88,028	Dow Chemical Co. (The)	3,073,057
71,557	Du Pont (E.I.) de Nemours & Co.	3,069,080
45,889	Eastman Chemical Co.	3,159,916
183,475	Hercules Inc. (a)	3,106,232
67,511	Rohm & Haas Co.	3,135,211
		15,543,496
	Chemicals: Specialty (0.8%)
32,224	Air Products & Chemicals, Inc.	3,185,665
65,442	Ashland Inc.	3,154,304
34,024	Praxair, Inc.	3,206,422
58,519	Sigma-Aldrich Corp.	3,151,833
		12,698,224

NUMBER OF SHARES		VALUE
	Coal (0.7%)
30,027	CONSOL Energy, Inc.	$3,374,134
37,019	Massey Energy Co.	3,470,531
41,192	Peabody Energy Corp.	3,626,956
		10,471,621
	Commercial Printing/ Forms (0.2%)
106,987	Donnelley (R.R.) & Sons Co.	3,176,444
	Computer Communications (0.6%)
134,255	Cisco Systems, Inc. (a)	3,122,771
145,473	Juniper Networks, Inc. (a)	3,226,591
219,222	QLogic Corp. (a)	3,198,449
		9,547,811
	Computer Peripherals (0.6%)
205,471	EMC Corp. (a)	3,018,369
95,914	Lexmark International, Inc. (Class A) (a)	3,206,405
141,978	NetApp, Inc.	3,075,243
42,000	Seagate Technology Inc. (Escrow) (d) (a)	0
		9,300,017
	Computer Processing Hardware (0.8%)
18,875	Apple Inc. (a)	3,160,430
141,371	Dell Inc. (a)	3,093,197
72,482	Hewlett-Packard Co.	3,204,429
295,891	Sun Microsystems (a)	3,219,294
		12,677,350
	Construction Materials (0.2%)
51,753	Vulcan Materials Co.	3,093,794
	Containers/Packaging (0.8%)
63,962	Ball Corp.	3,053,546
139,515	Bemis Company, Inc.	3,127,926
146,829	Pactiv Corp. (a)	3,117,180
159,194	Sealed Air Corp.	3,026,278
		12,324,930

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
	Contract Drilling (1.1%)
41,795	ENSCO International Inc.	$3,374,528
70,206	Nabors Industries, Ltd. (Bermuda) (a)	3,456,241
51,713	Noble Corp. (Cayman Islands)	3,359,276
73,546	Rowan Companies, Inc.	3,438,276
22,231	Transocean Inc. (Cayman Islands)	3,387,782
		17,016,103
	Data Processing Services (1.6%)
59,713	Affiliated Computer Services, Inc. (Class A) (a)	3,194,048
77,655	Automatic Data Processing, Inc.	3,253,745
214,950	Convergys Corp. (a)	3,194,157
85,924	Fidelity National Information Services, Inc.	3,171,455
68,704	Fiserv, Inc. (a)	3,117,100
102,132	Paychex, Inc.	3,194,689
142,589	Total System Services, Inc.	3,168,328
131,796	Western Union Co.	3,257,997
		25,551,519
	Department Stores (0.8%)
252,524	Dillard's, Inc. (Class A)	2,921,703
76,240	Kohl's Corp. (a)	3,052,650
158,205	Macy's Inc.	3,072,341
89,698	Penney (J.C.) Co., Inc.	3,255,140
		12,301,834
	Discount Stores (1.2%)
100,124	Big Lots, Inc. (a)	3,127,874
48,132	Costco Wholesale Corp.	3,375,978
170,518	Family Dollar Stores, Inc.	3,400,129
44,255	Sears Holdings Corp. (a)	3,259,823
66,187	Target Corp.	3,077,034
58,799	Wal-Mart Stores, Inc.	3,304,504
		19,545,342

NUMBER OF SHARES		VALUE
	Drugstore Chains (0.4%)
79,982	CVS Caremark Corp.	$3,164,888
94,327	Walgreen Co.	3,066,571
		6,231,459
	Electric Utilities (5.5%)
169,125	AES Corp. (The) (a)	3,248,891
63,144	Allegheny Energy, Inc. (a)	3,164,146
77,472	Ameren Corp.	3,271,643
80,020	American Electric Power Co., Inc.	3,219,205
204,834	CenterPoint Energy, Inc.	3,287,586
215,932	CMS Energy Corp.	3,217,387
83,347	Consolidated Edison, Inc.	3,258,034
40,020	Constellation Energy Group	3,285,642
70,265	Dominion Resources, Inc.	3,336,885
76,950	DTE Energy Co.	3,265,758
187,213	Duke Energy Corp.	3,253,762
64,359	Edison International	3,306,765
27,344	Entergy Corp.	3,294,405
36,933	Exelon Corp.	3,322,493
40,871	FirstEnergy Corp.	3,364,909
49,813	FPL Group, Inc.	3,266,737
64,235	Integrys Energy Group, Inc.	3,265,065
128,170	Pepco Holdings, Inc.	3,287,560
83,748	PG&E Corp.	3,323,958
102,990	Pinnacle West Capital Corp.	3,169,002
64,422	PPL Corp.	3,367,338
78,113	Progress Energy, Inc.	3,267,467
72,261	Public Service Enterprise Group Inc.	3,318,948
95,913	Southern Co. (The)	3,349,282
153,578	TECO Energy, Inc.	3,300,391
161,764	Xcel Energy, Inc.	3,246,603
		85,259,862
	Electrical Products (0.6%)
78,914	Cooper Industries Ltd. (Class A) (Bermuda)	3,117,103
61,363	Emerson Electric Co.	3,034,400
123,620	Molex Inc.	3,017,564
		9,169,067

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
	Electronic Components (0.8%)
221,276	Jabil Circuit, Inc.	$3,631,139
50,791	MEMC Electronic Materials, Inc. (a)	3,125,678
156,189	SanDisk Corp. (a)	2,920,734
89,869	Tyco Electronics Ltd. (Bermuda)	3,219,108
		12,896,659
	Electronic Equipment/ Instruments (0.8%)
88,051	Agilent Technologies, Inc. (a)	3,129,332
277,988	JDS Uniphase Corp. (a)	3,157,944
62,807	Rockwell Automation, Inc.	2,746,550
235,953	Xerox Corp. (a)	3,199,523
		12,233,349
	Electronic Production Equipment (0.8%)
164,580	Applied Materials, Inc.	3,141,832
82,558	KLA-Tencor Corp.	3,360,936
154,366	Novellus Systems, Inc. (a)	3,271,016
297,755	Teradyne, Inc. (a)	3,296,148
		13,069,932
	Electronics/Appliance Stores (0.4%)
78,632	Best Buy Co., Inc.	3,113,827
251,372	RadioShack Corp.	3,084,334
		6,198,161
	Electronics/Appliances (0.6%)
266,564	Eastman Kodak Co.	3,846,518
73,269	Harman International Industries, Inc.	3,032,604
50,122	Whirlpool Corp.	3,094,031
		9,973,153
	Engineering & Construction (0.4%)
17,270	Fluor Corp.	3,213,602
37,872	Jacobs Engineering Group, Inc. (a)	3,056,270
		6,269,872

NUMBER OF SHARES		VALUE
	Environmental Services (0.4%)
243,958	Allied Waste Industries, Inc. (a)	$3,078,750
86,373	Waste Management, Inc.	3,257,126
		6,335,876
	Finance/Rental/ Leasing (1.4%)
121,844	American Capital Strategies, Ltd.	2,896,232
80,881	Capital One Financial Corp.	3,074,287
360,748	CIT Group, Inc.	2,456,694
229,567	Discover Financial Services	3,023,397
138,936	Fannie Mae	2,710,641
151,607	Freddie Mac	2,486,355
45,711	Ryder System, Inc.	3,148,574
144,837	SLM Corp.	2,802,596
		22,598,776
	Financial Conglomerates (1.1%)
80,331	American Express Co.	3,026,069
171,402	Citigroup, Inc.	2,872,697
87,377	JPMorgan Chase & Co.	2,997,889
68,307	Leucadia National Corp. (a)	3,206,331
68,532	Principal Financial Group, Inc.	2,876,288
48,841	Prudential Financial, Inc.	2,917,761
		17,897,035
	Financial Publishing/ Services (0.6%)
95,553	Equifax, Inc.	3,212,492
76,629	McGraw-Hill Companies, Inc. (The)	3,074,355
87,239	Moody's Corp.	3,004,511
		9,291,358
	Food Distributors (0.2%)
114,426	SYSCO Corp.	3,147,859
	Food Retail (0.8%)
122,976	Kroger Co. (The)	3,550,317
111,159	Safeway Inc.	3,173,589

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
104,356	SUPERVALU, Inc.	$3,223,557
125,686	Whole Foods Market, Inc.	2,977,501
		12,924,964
	Food: Major Diversified (1.4%)
98,985	Campbell Soup Co.	3,312,038
149,146	ConAgra Foods Inc.	2,875,535
52,492	General Mills, Inc.	3,189,939
67,033	Heinz (H.J.) Co.	3,207,529
64,865	Kellogg Co.	3,114,817
113,251	Kraft Foods Inc. (Class A)	3,221,991
261,507	Sara Lee Corp.	3,203,461
		22,125,310
	Food: Meat/Fish/Dairy (0.4%)
176,430	Dean Foods Co. (a)	3,461,557
222,316	Tyson Foods, Inc. (Class A)	3,321,401
		6,782,958
	Food: Specialty/Candy (0.6%)
98,016	Hershey Foods Co. (The)	3,212,964
89,118	McCormick & Co., Inc. (Non-Voting)	3,177,948
42,515	Wrigley (Wm.) Jr. Co.	3,306,817
		9,697,729
	Forest Products (0.2%)
62,712	Weyerhaeuser Co.	3,207,092
	Gas Distributors (1.3%)
363,524	Dynegy, Inc. (Class A) (a)	3,108,130
77,947	Nicor Inc.	3,319,763
191,773	NiSource, Inc.	3,436,572
48,706	Questar Corp.	3,460,074
59,745	Sempra Energy	3,372,605
120,645	Spectra Energy Corp.	3,467,337
		20,164,481
	Home Building (0.9%)
221,127	Centex Corp.	2,956,468
271,153	D.R. Horton, Inc.	2,942,010
181,662	KB Home	3,075,538

NUMBER OF SHARES		VALUE
217,207	Lennar Corp. (Class A)	$2,680,334
295,891	Pulte Homes, Inc.	2,849,430
		14,503,780
	Home Furnishings (0.4%)
186,161	Leggett & Platt, Inc.	3,121,920
182,162	Newell Rubbermaid, Inc.	3,058,500
		6,180,420
	Home Improvement Chains (0.6%)
126,021	Home Depot, Inc. (The)	2,951,412
144,900	Lowe's Companies, Inc.	3,006,675
66,280	Sherwin-Williams Co.	3,044,240
		9,002,327
	Hospital/Nursing Management (0.2%)
620,651	Tenet Healthcare Corp. (a)	3,450,820
	Hotels/Resorts/ Cruiselines (0.8%)
93,263	Carnival Corp (Panama) (Units) (c)	3,073,948
120,512	Marriott International, Inc. (Class A)	3,162,235
74,438	Starwood Hotels & Resorts Worldwide, Inc.	2,982,731
175,401	Wyndham Worldwide Corp. (a)	3,141,432
		12,360,346
	Household/Personal Care (1.4%)
92,223	Avon Products, Inc.	3,321,872
61,925	Clorox Co. (The)	3,232,485
47,522	Colgate-Palmolive Co.	3,283,770
71,837	Estee Lauder Companies, Inc. (The) (Class A)	3,336,829
82,269	International Flavors & Fragrances, Inc.	3,213,427

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
54,071	Kimberly-Clark Corp.	$3,232,364
52,375	Procter & Gamble Co. (The)	3,184,924
		22,805,671
	Industrial Conglomerates (1.8%)
45,303	3M Co.	3,152,636
41,310	Danaher Corp.	3,193,263
120,820	General Electric Co. (b)	3,224,686
61,034	Honeywell International, Inc.	3,068,790
84,952	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	3,179,753
51,633	ITT Corp.	3,269,918
64,035	Textron, Inc.	3,069,198
76,612	Tyco International Ltd. (Bermuda)	3,067,544
48,083	United Technologies Corp.	2,966,721
		28,192,509
	Industrial Machinery (0.4%)
68,054	Illinois Tool Works Inc.	3,233,246
43,533	Parker Hannifin Corp.	3,104,774
		6,338,020
	Industrial Specialties (0.4%)
74,928	Ecolab Inc.	3,221,155
55,162	PPG Industries, Inc.	3,164,644
		6,385,799
	Information Technology Services (1.4%)
106,987	Citrix Systems, Inc. (a)	3,146,488
94,598	Cognizant Technology Solutions Corp. (Class A) (a)	3,075,381
69,236	Computer Sciences Corp. (a)	3,243,014
134,420	Electronic Data Systems Corp.	3,312,109
26,951	International Business Machines Corp.	3,194,502

NUMBER OF SHARES		VALUE
142,958	Teradata Corp	$3,308,048
778,368	Unisys Corp. (a)	3,074,554
		22,354,096
	Insurance Brokers/ Services (0.4%)
70,280	AON Corp.	3,228,663
125,687	Marsh & McLennan Companies, Inc.	3,336,990
		6,565,653
	Integrated Oil (1.3%)
34,238	Chevron Corp.	3,394,013
35,663	ConocoPhillips	3,366,231
38,959	Exxon Mobil Corp.	3,433,457
26,994	Hess Corp.	3,406,373
65,197	Marathon Oil Corp.	3,381,768
36,798	Murphy Oil Corp.	3,608,044
		20,589,886
	Internet Retail (0.5%)
40,790	Amazon.com, Inc. (a)	2,991,131
72,832	Gamestop Corp (Class A) (a)	2,942,413
160,663	IAC/InterActiveCorp. (a)	3,097,583
		9,031,127
	Internet Software/ Services (0.8%)
92,405	Akamai Technologies, Inc. (a)	3,214,770
6,054	Google Inc. (Class A) (a)	3,186,947
82,951	VeriSign, Inc. (a)	3,135,548
149,618	Yahoo! Inc. (a)	3,091,108
		12,628,373
	Investment Banks/ Brokers (1.9%)
74,205	Ameriprise Financial, Inc.	3,017,917
154,223	Charles Schwab Corp. (The)	3,167,740
7,706	CME Group Inc.	2,952,862
921,467	E*TRADE Group, Inc. (a)	2,893,406

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
18,002	Goldman Sachs Group, Inc. (The)	$3,148,550
25,510	IntercontinentalExchange Inc.	2,908,140
136,696	Lehman Brothers Holdings Inc.	2,707,948
92,018	Merrill Lynch & Co., Inc.	2,917,891
85,523	Morgan Stanley (Note 4)	3,084,815
57,163	NYSE Euronext	2,895,878
		29,695,147
	Investment Managers (1.1%)
89,990	Federated Investors, Inc. (Class B)	3,097,456
32,943	Franklin Resources, Inc.	3,019,226
110,712	Janus Capital Group, Inc.	2,930,547
65,312	Legg Mason, Inc.	2,845,644
55,533	Price (T.) Rowe Group, Inc.	3,135,949
48,834	State Street Corp.	3,124,888
		18,153,710
	Life/Health Insurance (1.2%)
50,504	AFLAC, Inc.	3,171,651
174,108	Genworth Financial Inc. (Class A)	3,100,863
68,362	Lincoln National Corp.	3,098,166
58,138	MetLife, Inc.	3,067,942
55,080	Torchmark Corp.	3,230,442
149,687	UnumProvident Corp.	3,061,099
		18,730,163
	Major Banks (2.5%)
122,068	Bank of America Corp.	2,913,763
81,620	Bank of New York Mellon Corp.	3,087,685
133,929	BB&T Corp.	3,049,563
112,099	Comerica, Inc.	2,873,097
495,961	Huntington Bancshares, Inc.	2,861,695
286,909	KeyCorp	3,150,261
655,062	National City Corp.	3,124,646
57,173	PNC Financial Services Group	3,264,578

NUMBER OF SHARES		VALUE
294,836	Regions Financial Corp.	$3,216,661
88,759	SunTrust Banks, Inc.	3,214,851
111,495	U.S. Bancorp	3,109,596
189,791	Wachovia Corp.	2,947,454
135,023	Wells Fargo & Co.	3,206,796
		40,020,646
	Major Telecommunications (0.9%)
96,080	AT&T Inc.	3,236,935
74,222	Embarq Corp.	3,508,474
418,214	Sprint Nextel Corp.	3,973,033
93,501	Verizon Communications, Inc.	3,309,935
		14,028,377
	Managed Health Care (1.2%)
80,783	Aetna, Inc.	3,274,135
91,408	CIGNA Corp.	3,234,929
106,540	Coventry Health Care, Inc. (a)	3,240,947
78,819	Humana, Inc. (a)	3,134,632
121,978	UnitedHealth Group Inc.	3,201,923
68,491	WellPoint Inc. (a)	3,264,281
		19,350,847
	Media Conglomerates (1.0%)
165,403	CBS Corp. (Class B)	3,223,704
103,571	Disney (Walt) Co. (The)	3,231,415
203,448	News Corp. (Class A)	3,059,858
226,579	Time Warner, Inc.	3,353,369
105,017	Viacom Inc. (Class B) (a)	3,207,219
		16,075,565
	Medical Distributors (0.8%)
83,159	AmerisourceBergen Corp.	3,325,528
64,035	Cardinal Health, Inc.	3,302,925
57,945	McKesson Corp.	3,239,705
107,404	Patterson Companies, Inc. (a)	3,156,604
		13,024,762

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
	Medical Specialties (3.5%)
98,308	Applera Corp. - Applied Biosystems Group	$3,291,352
37,468	Bard (C.R.), Inc.	3,295,311
52,810	Baxter International, Inc.	3,376,671
41,853	Becton, Dickinson & Co.	3,402,649
260,889	Boston Scientific Corp. (a)	3,206,326
70,340	Covidien Ltd.	3,368,583
82,784	Hospira, Inc. (a)	3,320,466
11,710	Intuitive Surgical, Inc. (a)	3,154,674
65,029	Medtronic, Inc.	3,365,251
79,179	Pall Corp.	3,141,823
116,441	PerkinElmer, Inc.	3,242,882
82,004	St. Jude Medical, Inc. (a)	3,352,324
52,861	Stryker Corp.	3,323,900
57,481	Thermo Fisher Scientific, Inc. (a)	3,203,416
64,510	Varian Medical Systems, Inc. (a)	3,344,844
52,560	Waters Corp. (a)	3,390,120
48,314	Zimmer Holdings, Inc. (a)	3,287,768
		56,068,360
	Miscellaneous Commercial Services (0.2%)
125,400	Cintas Corp.	3,324,354
	Miscellaneous Manufacturing (0.2%)
64,788	Dover Corp.	3,133,796
	Motor Vehicles (0.5%)
569,375	Ford Motor Co. (a)	2,738,694
239,888	General Motors Corp.	2,758,712
88,831	Harley-Davidson, Inc.	3,221,012
		8,718,418
	Multi-Line Insurance (0.6%)
103,055	American International Group, Inc.	2,726,835
47,894	Hartford Financial Services Group, Inc. (The)	3,092,516
49,242	SAFECO Corp. (a)	3,307,093
		9,126,444

NUMBER OF SHARES		VALUE
	Office Equipment/ Supplies (0.4%)
71,498	Avery Dennison Corp.	$3,140,907
93,872	Pitney Bowes, Inc.	3,201,035
		6,341,942
	Oil & Gas Pipelines (0.4%)
157,678	El Paso Corp.	3,427,920
86,713	Williams Companies, Inc. (The)	3,495,401
		6,923,321
	Oil & Gas Production (2.3%)
43,442	Anadarko Petroleum Corp.	3,251,199
24,159	Apache Corp.	3,358,101
50,582	Cabot Oil & Gas Corp.	3,425,919
51,721	Chesapeake Energy Corp.	3,411,517
27,853	Devon Energy Corp.	3,346,816
25,367	EOG Resources, Inc.	3,328,150
34,742	Noble Energy, Inc.	3,493,656
38,628	Occidental Petroleum Corp.	3,471,112
52,845	Range Resources Corp.	3,463,461
72,593	Southwestern Energy Co. (a)	3,456,153
47,111	XTO Energy, Inc.	3,227,575
		37,233,659
	Oil Refining/Marketing (0.6%)
85,193	Sunoco, Inc.	3,466,503
162,558	Tesoro Corp.	3,213,772
77,818	Valero Energy Corp.	3,204,545
		9,884,820
	Oilfield Services/ Equipment (1.7%)
39,182	Baker Hughes Inc.	3,422,156
102,863	BJ Services Co.	3,285,444
60,632	Cameron International Corp. (a)	3,355,981
66,122	Halliburton Co.	3,509,095
39,154	National-Oilwell Varco, Inc. (a)	3,473,743
31,778	Schlumberger Ltd. (Netherlands Antilles)	3,413,911

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
41,806	Smith International, Inc.	$3,475,751
73,973	Weatherford International Ltd. (Bermuda) (a)	3,668,321
		27,604,402
	Other Consumer Services (0.8%)
62,617	Apollo Group, Inc. (Class A) (a)	2,771,428
159,501	Block (H&R), Inc.	3,413,321
117,432	eBay Inc. (a)	3,209,417
167,074	Expedia, Inc. (a)	3,070,820
		12,464,986
	Other Consumer Specialties (0.2%)
51,319	Fortune Brands, Inc.	3,202,819
	Other Metals/Minerals (0.2%)
225,652	Titanium Metals Corp.	3,156,871
	Packaged Software (2.0%)
81,580	Adobe Systems, Inc. (a)	3,213,436
89,699	Autodesk, Inc. (a)	3,032,723
88,546	BMC Software, Inc. (a)	3,187,656
140,589	CA Inc.	3,246,200
342,805	Compuware Corp. (a)	3,270,360
115,788	Intuit Inc. (a)	3,192,275
117,182	Microsoft Corp. (b)	3,223,677
535,286	Novell, Inc. (a)	3,152,835
149,687	Oracle Corp. (a)	3,143,427
170,784	Symantec Corp. (a)	3,304,670
		31,967,259
	Personnel Services (0.4%)
156,557	Monster Worldwide Inc. (a)	3,226,640
131,325	Robert Half International, Inc.	3,147,860
		6,374,500
	Pharmaceuticals: Generic Drugs (0.6%)
80,527	Barr Pharmaceuticals Inc. (a)	3,630,157
275,903	Mylan Laboratories, Inc.	3,330,149

NUMBER OF SHARES		VALUE
123,897	Watson Pharmaceuticals, Inc. (a)	$3,366,281
		10,326,587
	Pharmaceuticals: Major (1.7%)
62,006	Abbott Laboratories	3,284,458
169,037	Bristol-Myers Squibb Co.	3,470,330
51,641	Johnson & Johnson	3,322,582
70,489	Lilly (Eli) & Co.	3,253,772
94,166	Merck & Co., Inc.	3,549,117
190,886	Pfizer, Inc. (b)	3,334,778
178,140	Schering-Plough Corp.	3,507,577
69,135	Wyeth	3,315,715
		27,038,329
	Pharmaceuticals: Other (0.6%)
60,687	Allergan, Inc.	3,158,758
103,538	Forest Laboratories, Inc. (a)	3,596,910
342,450	King Pharmaceuticals, Inc. (a)	3,585,452
		10,341,120
	Precious Metals (0.4%)
28,267	Freeport-McMoRan Copper & Gold, Inc.	3,312,610
67,581	Newmont Mining Corp.	3,525,025
		6,837,635
	Property - Casualty Insurers (1.5%)
57,924	ACE Ltd. (Cayman Islands)	3,191,033
69,076	Allstate Corp. (The)	3,149,175
64,309	Chubb Corp. (The)	3,151,784
114,863	Cincinnati Financial Corp.	2,917,520
66,844	Loews Corp.	3,134,984
165,404	Progressive Corp. (The)	3,096,363
72,497	St. Paul Travelers Companies, Inc. (The)	3,146,370
116,645	XL Capital Ltd. (Class A) (Cayman Islands)	2,398,221
		24,185,450

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
	Publishing: Books/ Magazines (0.2%)
114,268	Meredith Corp.	$3,232,642
	Publishing: Newspapers (0.8%)
144,646	Gannett Co., Inc.	3,134,479
208,185	New York Times Co. (The) (Class A)	3,203,967
74,775	Scripps (E.W.) Co. (Class A)	3,106,154
5,917	Washington Post Co. (The) (Class B)	3,472,687
		12,917,287
	Pulp & Paper (0.4%)
135,133	International Paper Co.	3,148,599
135,799	MeadWestvaco Corp.	3,237,448
		6,386,047
	Railroads (0.8%)
32,111	Burlington Northern Santa Fe Corp.	3,207,568
51,027	CSX Corp.	3,205,006
51,900	Norfolk Southern Corp.	3,252,573
43,029	Union Pacific Corp.	3,248,690
		12,913,837
	Real Estate Development (0.2%)
160,431	CB Richard Ellis Group, Inc. (Class A) (a)	3,080,275
	Real Estate Investment Trusts (2.6%)
93,080	Apartment Investment & Management Co. (Class A)	3,170,305
35,689	AvalonBay Communities, Inc.	3,182,031
34,568	Boston Properties, Inc.	3,118,725
81,984	Equity Residential	3,137,528
86,644	General Growth Properties, Inc.	3,035,139
101,102	HCP INC	3,216,055
227,671	Host Hotels & Resorts Inc.	3,107,709

NUMBER OF SHARES		VALUE
90,955	Kimco Realty Corp.	$3,139,767
75,012	Plum Creek Timber Co., Inc.	3,203,763
58,189	ProLogis	3,162,572
40,273	Public Storage, Inc.	3,253,656
34,789	Simon Property Group, Inc.	3,127,183
35,853	Vornado Realty Trust	3,155,064
		41,009,497
	Recreational Products (0.6%)
70,474	Electronic Arts Inc. (a)	3,131,160
88,951	Hasbro, Inc.	3,177,330
175,961	Mattel, Inc.	3,012,452
		9,320,942
	Regional Banks (1.2%)
327,207	Fifth Third Bancorp	3,330,967
422,486	First Horizon National Corp.	3,139,071
45,118	M&T Bank Corp.	3,182,624
190,228	Marshall & Ilsley Corp	2,916,195
45,510	Northern Trust Corp.	3,120,621
103,087	Zions Bancorporation	3,246,210
		18,935,688
	Restaurants (1.0%)
104,553	Darden Restaurants, Inc.	3,339,423
57,632	McDonald's Corp.	3,240,071
191,994	Starbucks Corp. (a)	3,021,986
110,086	Wendy's International, Inc.	2,996,541
90,558	Yum! Brands, Inc.	3,177,680
		15,775,701
	Retail Strip Centers (0.2%)
89,528	Developers Diversified Realty Corp.	3,107,517
	Savings Banks (0.5%)
192,329	Hudson City Bancorp, Inc.	3,208,048
370,029	Sovereign Bancorp, Inc.	2,723,413
518,505	Washington Mutual, Inc.	2,556,230
		8,487,691

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
	Semiconductors (2.5%)
473,258	Advanced Micro Devices, Inc. (a)	$2,759,094
148,811	Altera Corp.	3,080,388
99,491	Analog Devices, Inc.	3,160,829
123,023	Broadcom Corp. (Class A) (a)	3,357,298
147,880	Intel Corp. (b)	3,176,462
100,825	Linear Technology Corp.	3,283,870
470,565	LSI Logic Corp. (a)	2,889,269
104,388	Microchip Technology Inc.	3,188,010
457,548	Micron Technology, Inc. (a)	2,745,288
149,687	National Semiconductor Corp.	3,074,571
167,413	NVIDIA Corp. (a)	3,133,971
112,514	Texas Instruments Inc.	3,168,394
120,909	Xilinx, Inc.	3,052,952
		40,070,396
	Services to the Health Industry (1.0%)
52,195	Express Scripts, Inc. (a)	3,273,670
142,774	IMS Health Inc.	3,326,634
47,312	Laboratory Corp. of America Holdings (a)	3,294,335
73,627	Medco Health Solutions Inc. (a)	3,475,194
68,604	Quest Diagnostics Inc.	3,325,236
		16,695,069
	Specialty Insurance (0.5%)
48,698	Assurant, Inc.	3,212,120
591,782	MBIA Inc.	2,597,923
359,572	MGIC Investment Corp.	2,196,985
		8,007,028
	Specialty Stores (1.2%)
276,363	AutoNation, Inc. (a)	2,769,157
28,765	AutoZone, Inc. (a)	3,480,853
114,823	Bed Bath & Beyond Inc. (a)	3,226,526
273,395	Office Depot, Inc. (a)	2,990,941

NUMBER OF SHARES		VALUE
134,419	Staples, Inc.	$3,192,451
73,253	Tiffany & Co.	2,985,060
		18,644,988
	Specialty Telecommunications (1.1%)
76,399	American Tower Corp. (Class A) (a)	3,227,858
106,574	CenturyTel, Inc.	3,792,969
299,101	Citizens Communications Co.	3,391,805
848,222	Qwest Communications International, Inc. (a)	3,333,512
259,254	Windstream Corp.	3,199,194
		16,945,338
	Steel (0.8%)
43,270	AK Steel Holding Corp. (a)	2,985,630
52,810	Allegheny Technologies, Inc.	3,130,577
43,781	Nucor Corp.	3,269,127
18,098	United States Steel Corp.	3,344,148
		12,729,482
	Telecommunication Equipment (0.9%)
129,120	Ciena Corp. (a)	2,991,710
130,961	Corning Inc. (a)	3,018,651
416,633	Motorola, Inc.	3,058,086
68,166	QUALCOMM, Inc.	3,024,525
658,977	Tellabs, Inc. (a)	3,064,243
		15,157,215
	Tobacco (1.0%)
159,194	Altria Group, Inc.	3,273,029
46,651	Lorillard, Inc.	3,226,383
65,871	Philip Morris International Inc. (a)	3,253,369
66,951	Reynolds American, Inc.	3,124,603
61,972	UST, Inc.	3,384,291
		16,261,675

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

NUMBER OF SHARES		VALUE
	Tools/Hardware (0.6%)
56,548	Black & Decker Corp.	$3,252,075
60,433	Snap-On, Inc.	3,143,120
72,275	Stanley Works (The)	3,240,088
		9,635,283
	Trucks/Construction/ Farm Machinery (1.1%)
41,832	Caterpillar Inc.	3,088,038
46,817	Cummins Inc.	3,067,450
43,316	Deere & Co.	3,124,383
88,451	Manitowoc Co., Inc.	2,877,311
73,676	PACCAR, Inc.	3,081,867
53,808	Terex Corp. (a)	2,764,117
		18,003,166
	Wholesale Distributors (0.4%)
79,598	Genuine Parts Co.	3,158,449
38,112	Grainger (W.W.), Inc.	3,117,562
		6,276,011
	Total Common Stocks (Cost $1,134,395,547)	1,590,135,896

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (e) (0.1%)
	Investment Company
2,091	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,090,660)	$2,090,660
Total Investments (Cost $1,136,486,207) (f) (g)	100.0%	1,592,226,556
Liabilities in Excess of Other Assets	(0.0)	(238,786)
Net Assets	100.0%	$1,591,987,770

  (a)  Non-income producing security.

  (b)  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $234,000.

  (c)  Consists of one or more class of securities traded together as a unit; stocks with attached paired trust shares.

  (d)  A Security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (f)  Securities have been designated as collateral in an amount equal to $6,427,720 in connection with open futures contracts.

  (g)  The aggregate cost for federal income tax purposes is $1,150,323,533. The aggregate gross unrealized appreciation is $601,749,315 and the aggregate gross unrealized depreciation is $159,846,292, resulting in net unrealized appreciation of $441,903,023.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investment  ■  June 30, 2008 continued

Futures Contracts Open at June 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
65	Long	S&P 500 E-Mini Index September 2008	$4,163,575	$(115,180)

Summary of Investments

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Finance	$269,600,720		16.9%
Electronic Technology	152,884,314		9.6
Health Technology	123,747,354		7.8
Consumer Non-Durables	122,170,259		7.7
Retail Trade	109,346,217		6.9
Utilities	105,424,343		6.6
Technology Services	92,501,247		5.8
Consumer Services	85,253,395		5.4
Producer Manufacturing	80,392,393		5.0
Energy Minerals	78,179,986		4.9
Consumer Durables	64,434,651		4.1
Industrial Services	64,149,574		4.0
Process Industries	59,744,709		3.8
Health Services	39,496,736		2.5
Non-Energy Minerals	32,180,592		2.0
Communications	30,973,715		1.9
Transportation	28,667,927		1.8
Commercial Services	28,539,132		1.8
Distribution Services	22,448,632		1.4
Investment Company	2,090,660		0.1
	$1,592,226,556	^	100.0%

  ^  Does not include open long futures contracts with an underlying face amount of $4,163,575 with unrealized depreciation of $115,180.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments in securities, at value (cost $1,132,015,314)	$1,587,051,081
Investment in affiliate, at value (cost $4,470,893)	5,175,475
Receivable for:
Investments sold	2,970,618
Dividends	2,251,319
Shares of beneficial interest sold	842,550
Variation margin	6,422
Dividends from affiliate	162
Prepaid expenses and other assets	367,387
Total Assets	1,598,665,014
Liabilities:
Payable for:
Investments purchased	2,986,495
Shares of beneficial interest redeemed	2,179,216
Distribution fee	582,879
Investment advisory fee	172,254
Administration fee	115,510
Payable to bank	15,180
Accrued expenses and other payables	625,710
Total Liabilities	6,677,244
Net Assets	$1,591,987,770
Composition of Net Assets:
Paid-in-capital	$987,588,657
Net unrealized appreciation	455,625,169
Accumulated undistributed net investment income	11,361,084
Accumulated undistributed net realized gain	137,412,860
Net Assets	$1,591,987,770
Class A Shares:
Net Assets	$799,622,224
Shares Outstanding (unlimited authorized, $.01 par value)	23,950,014
Net Asset Value Per Share	$33.39
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$35.24
Class B Shares:
Net Assets	$352,174,401
Shares Outstanding (unlimited authorized, $.01 par value)	10,664,193
Net Asset Value Per Share	$33.02
Class C Shares:
Net Assets	$88,658,203
Shares Outstanding (unlimited authorized, $.01 par value)	2,742,682
Net Asset Value Per Share	$32.33
Class I Shares@@:
Net Assets	$351,338,133
Shares Outstanding (unlimited authorized, $.01 par value)	10,451,187
Net Asset Value Per Share	$33.62
Class R Shares@@@:
Net Assets	$97,387
Shares Outstanding (unlimited authorized, $.01 par value)	2,919
Net Asset Value Per Share	$33.36
Class W Shares@@@:
Net Assets	$97,422
Shares Outstanding (unlimited authorized, $.01 par value)	2,919
Net Asset Value Per Share	$33.38

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Operations

For the year ended June 30, 2008

Net Investment Income: Income
Dividends (net of $3,426 foreign withholding tax)	$35,878,387
Dividends from affiliates	856,409
Total Income	36,734,796
Expenses
Distribution fee (Class A shares)	2,358,508
Distribution fee (Class B shares)	4,896,282
Distribution fee (Class C shares)	1,059,608
Distribution fee (Class R shares)@@@	129
Distribution fee (Class W shares)@@@	90
Investment advisory fee	2,373,197
Transfer agent fees and expenses	2,197,727
Administration fee	1,595,913
Shareholder reports and notices	539,980
Custodian fees	129,460
Registration fees	91,253
Professional fees	71,863
Trustees' fees and expenses	9,917
Other	329,899
Total Expenses	15,653,826
Less: expense offset	(19,005)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(9,818)
Net Expenses	15,625,003
Net Investment Income	21,109,793
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	221,404,980
Futures contracts	(5,167,851)
Net Realized Gain	216,237,129
Change in Unrealized Appreciation/Depreciation on:
Investments	(613,863,288)
Futures contracts	428,572
Net Change in Unrealized Appreciation/Depreciation	(613,434,716)
Net Loss	(397,197,587)
Net Decrease	$(376,087,794)

@@@  Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2008	FOR THE YEAR ENDED JUNE 30, 2007
Increase (Decrease) in Net Assets: Operations:
Net investment income	$21,109,793	$19,074,752
Net realized gain	216,237,129	152,784,670
Net change in unrealized appreciation/depreciation	(613,434,716)	238,637,014
Net Increase (Decrease)	(376,087,794)	410,496,436
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(11,131,648)	(8,619,668)
Class B shares	(1,029,812)	(812,481)
Class C shares	(456,394)	(302,572)
Class I shares@@	(6,382,188)	(5,765,287)
Net realized gain
Class A shares	(96,878,079)	(48,491,021)
Class B shares	(51,069,665)	(35,064,685)
Class C shares	(11,353,637)	(5,832,435)
Class I shares@@	(45,346,132)	(26,007,975)
Total Dividends and Distributions	(223,647,555)	(130,896,124)
Net decrease from transactions in shares of beneficial interest	(170,960,516)	(52,268,775)
Net Increase (Decrease)	(770,695,865)	227,331,537
Net Assets:
Beginning of period	2,362,683,635	2,135,352,098
End of Period (Including accumulated undistributed net investment income of $11,361,084 and $10,580,701, respectively)	$1,591,987,770	$2,362,683,635

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2008

1. Organization and Accounting Policies

Morgan Stanley Equally-Weighted S&P 500 Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering two additional classes (Class R and Class W shares).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R, and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R, and Class W shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R, and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2008 continued

procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB")

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2008 continued

Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 28, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2008 continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $40,337,337 at June 30, 2008.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended June 30, 2008, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.98%, 0.49% and 0.35%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $893, $671,118 and $12,660, respectively and received $324,668 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended June 30, 2008, advisory fees paid were reduced by $19,005 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $784,225 for the year ended June 30, 2008. For the year ended June 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $349,539,236 and $386,585,430, respectively.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2008 continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2008 aggregated $495,718,649 and $826,101,248, respectively. Included in the aforementioned are purchases and sales of Morgan Stanley Common Stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $1,980,794 and $447,303, respectively, including net realized loss of $122,018.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,939. At June 30, 2008, the Fund had an accrued pension liability of $70,187 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2008 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JUNE 30, 2008		FOR THE YEAR ENDED JUNE 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,003,927	$78,555,770	3,402,915	$145,080,587
Conversion from Class B	1,367,814	55,358,227	2,134,233	91,973,031
Reinvestment of dividends and distributions	2,532,738	95,433,560	1,205,382	50,855,059
Redeemed	(5,544,025)	(214,478,453)	(4,396,126)	(187,623,604)
Net increase — Class A	360,454	14,869,104	2,346,404	100,285,073
CLASS B SHARES
Sold	525,541	21,350,940	1,736,386	73,582,017
Conversion to Class A	(1,383,465)	(55,358,227)	(2,158,605)	(91,973,031)
Reinvestment of dividends and distributions	1,255,182	46,981,474	776,946	32,515,212
Redeemed	(3,791,305)	(144,603,444)	(3,337,778)	(140,776,075)
Net decrease — Class B	(3,394,047)	(131,629,257)	(2,983,051)	(126,651,877)
CLASS C SHARES
Sold	250,623	9,838,126	514,089	21,441,476
Reinvestment of dividends and distributions	303,863	11,130,495	140,710	5,785,995
Redeemed	(626,741)	(23,589,547)	(452,178)	(18,824,712)
Net increase (decrease) — Class C	(72,255)	(2,620,926)	202,621	8,402,759
CLASS I SHARES@@
Sold	868,740	34,795,984	2,127,056	90,204,605
Reinvestment of dividends and distributions	1,210,297	45,858,133	661,242	28,036,627
Redeemed	(3,389,304)	(132,433,554)	(3,651,315)	(152,545,962)
Net decrease — Class I	(1,310,267)	(51,779,437)	(863,017)	(34,304,730)
CLASS R SHARES@@@
Sold	2,919	100,000	—	—
Increase — Class R	2,919	100,000	—	—
CLASS W SHARES@@@
Sold	2,919	100,000	—	—
Increase — Class W	2,919	100,000	—	—
Net decrease in Fund	(4,410,277)	$(170,960,516)	(1,297,043)	$(52,268,775)

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  @@@  Shares were first issued on March 31, 2008.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2008 continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JUNE 30, 2008	FOR THE YEAR ENDED JUNE 30, 2007
Ordinary income	$39,615,254	$27,720,209
Long- term capital gains	184,032,301	103,175,915
Total distributions	$223,647,555	$130,896,124

As of June 30, 2008, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$11,362,552
Undistributed long-term gains	151,221,977
Net accumulated earnings	162,584,529
Temporary differences	(88,439)
Net unrealized appreciation	441,903,023
Total accumulated earnings	$604,399,113

As of June 30, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trusts ("REITs") held by the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2008 continued

Permanent differences, primarily due to tax adjustments on REITs sold/held by the Fund, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2008:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(1,329,368)	$1,330,752	$(1,384)

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. New Accounting Pronouncements

On September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2008		2007		2006	2005	2004
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$45.39		$40.04		$37.58	$34.88	$29.36
Income (loss) from investment operations:
Net investment income(1)	0.48		0.45		0.39	0.33	0.22
Net realized and unrealized gain (loss)	(7.81)		7.54		3.79	3.17	7.54
Total income (loss) from investment operations	(7.33)		7.99		4.18	3.50	7.76
Less dividends and distributions from:
Net investment income	(0.48)		(0.40)		(0.36)	(0.18)	(0.12)
Net realized gain	(4.19)		(2.24)		(1.36)	(0.62)	(2.12)
Total dividends and distributions	(4.67)		(2.64)		(1.72)	(0.80)	(2.24)
Net asset value, end of period	$33.39		$45.39		$40.04	$37.58	$34.88
Total Return(2)	(17.31)%		20.44%		11.22%	10.07%	27.26%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.62	%(4)	0.62	%(4)	0.63%	0.70%	0.86%
Net investment income	1.22	%(4)	1.05	%(4)	0.98%	0.91%	0.66%
Supplemental Data:
Net assets, end of period, in thousands	$799,622		$1,070,820		$850,678	$729,440	$64,890
Portfolio turnover rate	25%		14%		16%	14%	11%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity – Money Market Portfolio during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2008		2007		2006	2005	2004
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$44.85		$39.57		$37.10	$34.52	$29.20
Income (loss) from investment operations:
Net investment income (loss)(1)	0.18		0.12		0.09	0.06	(0.04)
Net realized and unrealized gain (loss)	(7.74)		7.45		3.74	3.14	7.49
Total income (loss) from investment operations	(7.56)		7.57		3.83	3.20	7.45
Less dividends and distributions from:
Net investment income	(0.08)		(0.05)		0.00	0.00	(0.01)
Net realized gain	(4.19)		(2.24)		(1.36)	(0.62)	(2.12)
Total dividends and distributions	(4.27)		(2.29)		(1.36)	(0.62)	(2.13)
Net asset value, end of period	$33.02		$44.85		$39.57	$37.10	$34.52
Total Return(2)	(17.96)%		19.54%		10.38%	9.29%	26.29%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.37	%(4)	1.38	%(4)	1.38%	1.45%	1.63%
Net investment income (loss)	0.47	%(4)	0.29	%(4)	0.23%	0.16%	(0.11)%
Supplemental Data:
Net assets, end of period, in thousands	$352,174		$630,489		$674,371	$767,445	$1,279,687
Portfolio turnover rate	25%		14%		16%	14%	11%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity – Money Market Portfolio during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2008		2007		2006	2005	2004
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$44.08		$38.97		$36.60	$34.07	$28.87
Income (loss) from investment operations:
Net investment income (loss)(1)	0.19		0.14		0.11	0.06	(0.03)
Net realized and unrealized gain (loss)	(7.58)		7.33		3.69	3.09	7.40
Total income (loss) from investment operations	(7.39)		7.47		3.80	3.15	7.37
Less dividends and distributions from:
Net investment income	(0.17)		(0.12)		(0.07)	0.00	(0.05)
Net realized gain	(4.19)		(2.24)		(1.36)	(0.62)	(2.12)
Total dividends and distributions	(4.36)		(2.36)		(1.43)	(0.62)	(2.17)
Net asset value, end of period	$32.33		$44.08		$38.97	$36.60	$34.07
Total Return(2)	(17.89)%		19.53%		10.44%	9.26%	26.31%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.35	%(4)	1.34	%(4)	1.33%	1.45%	1.63%
Net investment income (loss)	0.49	%(4)	0.33	%(4)	0.28%	0.16%	(0.11)%
Supplemental Data:
Net assets, end of period, in thousands	$88,658		$124,080		$101,809	$92,529	$68,101
Portfolio turnover rate	25%		14%		16%	14%	11%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity – Money Market Portfolio during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2008		2007		2006	2005	2004
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$45.68		$40.28		$37.77	$35.04	$29.44
Income (loss) from investment operations:
Net investment income(1)	0.59		0.56		0.49	0.42	0.30
Net realized and unrealized gain (loss)	(7.87)		7.58		3.81	3.20	7.56
Total income (loss) from investment operations	(7.28)		8.14		4.30	3.62	7.86
Less dividends and distributions from:
Net investment income	(0.59)		(0.50)		(0.43)	(0.27)	(0.14)
Net realized gain	(4.19)		(2.24)		(1.36)	(0.62)	(2.12)
Total dividends and distributions	(4.78)		(2.74)		(1.79)	(0.89)	(2.26)
Net asset value, end of period	$33.62		$45.68		$40.28	$37.77	$35.04
Total Return(2)	(17.11)%		20.72%		11.49%	10.38%	27.55%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.37	%(4)	0.38	%(4)	0.38%	0.45%	0.63%
Net investment income	1.47	%(4)	1.29	%(4)	1.23%	1.16%	0.89%
Supplemental Data:
Net assets, end of period, in thousands	$351,338		$537,295		$508,494	$458,885	$295,414
Portfolio turnover rate	25%		14%		16%	14%	11%

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity – Money Market Portfolio during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH JUNE 30, 2008
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$34.26
Income (loss) from investment operations:
Net investment income(1)	0.09
Net realized and unrealized loss	(0.99)
Total loss from investment operations	(0.90)
Net asset value, end of period	$33.36
Total Return(2)	(2.63	)%(6)
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.86	%(4)
Net investment income	0.98	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$97
Portfolio turnover rate	25%

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  Annualized.

  (6)  Not annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH JUNE 30, 2008
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$34.26
Income (loss) from investment operations:
Net investment income(1)	0.10
Net realized and unrealized loss	(0.98)
Total loss from investment operations	(0.88)
Net asset value, end of period	$33.38
Total Return(2)	(2.57	)%(6)
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.71	%(4)
Net investment income	1.13	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$97
Portfolio turnover rate	25%

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  Annualized.

  (6)  Not annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Equally-Weighted S&P 500 Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Equally-Weighted S&P 500 Fund (the "Fund"), including the portfolio of investments, as of June 30, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Equally-Weighted S&P 500 Fund as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 22, 2008

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

Kevin Klingert (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (55) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2008. For corporate shareholders, 94.75% of the distributions qualify for the dividends received deduction. The Fund designated and paid $184,032,301 as a long-term capital gain distribution.
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended June 30, 2008. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The fund designated up to a maximum of $33,116,948 as taxable at this lower rate. For non-U.S. residents, the Fund may designate up to a maximum of $20,615,212 as qualifying as short-term capital gain dividends.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Equally-Weighted
S&P 500 Fund

Annual Report

June 30, 2008

VADANN
IU08-04316P-Y06/08

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2008

	Registrant			Covered Entities(1)
Audit Fees		$35,000		N/A

Non-Audit Fees
Audit-Related Fees		$325	(2)	$4,336,000	(2)
Tax Fees		$5,940	(3)	$762,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,265		$5,098,000

Total		$41,265		$5,098,000

2007

	Registrant			Covered Entities(1)
Audit Fees		$33,600		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$4,836,000	(2)
Tax Fees		$5,780	(3)	$621,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,780		$5,457,000

Total		$39,380		$5,457,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)   See table above.

(h)   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008